Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Other reserves [member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2017	€ 47,535		€ 34,337	€ 170,297	€ 23,322	€ (180,421)
Capital increase in cash	46,140		7,204	38,937
Transaction costs associated with capital increases	(3,141)			(3,141)
Exercise of warrants	12		12
Share-based payments	3,595			56	3,539
Total transactions with owners, recognized directly in equity	46,606		7,215	35,851	3,539
Loss for the period	(37,427)					(37,427)
Currency translation differences	(1,194)				(1,194)
Remeasurements of defined benefit obligation	70					70
Total comprehensive loss for the period	(38,551)				(1,194)	(37,357)
Ending balance at Dec. 31, 2018	55,589		41,553	206,149	25,667	(217,778)
Capital increase in cash	18,169		6,960	11,209
Transaction costs associated with capital increases	(1,721)			(1,721)
Share-based payments	2,775			0	2,775
Total transactions with owners, recognized directly in equity	19,223		6,960	9,488	2,775
Loss for the period	(28,632)					(28,632)
Reduction of share premium by absorption of losses				(172,287)		172,287
Currency translation differences	(261)				(261)
Remeasurements of defined benefit obligation	(301)					(301)
Total comprehensive loss for the period	(29,194)			(172,287)	(261)	143,354
Ending balance at Dec. 31, 2019	45,619		48,513	43,349	28,181	(74,424)
Share-based payments	2,782				2,782
Total transactions with owners, recognized directly in equity	2,782				2,782
Loss for the period	(17,204)	[1]				(17,204)
Currency translation differences	(5)				(5)
Remeasurements of defined benefit obligation	(197)					(197)
Total comprehensive loss for the period	(17,406)				(5)	(17,402)
Ending balance at Dec. 31, 2020	€ 30,994		€ 48,513	€ 43,349	€ 30,958	€ (91,826)

[1]	For 2020, 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.